Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Differences
Mineral Property Interests	$ 3,217	$ 3,667	$ 0
Equipment	854	888	1,644
Lease liability	150	215	0
Share issue costs	175	297	689
Marketable securitie	1,022	916	211
Allowable capital losses and other	105	87	357
Non-capital losses available for future period	13,708	13,067	12,048
Canada	12,278	12,653	10,772
USA	$ 1,430	$ 414	$ 1,276
Mineral property interests, Expiry Date Range	No expiry date	No expiry date	No expiry date
Equipment, Expiry Date Range	No expiry date	No expiry date	No expiry date
Lease liability, Expiry Date Range	No expiry date	No expiry date	No expiry date
Share issue costs, Expiry Date Range	2045 to 2048	2044 to 2047	2044 to 2047
Marketable securities, Expiry Date Range	No expiry date	No expiry date	No expiry date
Allowable capital losses and other, Expiry Date Range	No expiry date	No expiry date	No expiry date
Non-capital losses available for future period, Canada Expiry Date Range	2030 to 2044	2030 to 2043	2030 to 2043
Non-capital losses available for future period, Expiry Date Range	See below	See below	See below
Non-capital losses available for future period, USA Expiry Date Range	No expiry date	No expiry date	No expiry date